N-4	Aug. 02, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Ameritas Variable Separate Account VA-2
Entity Central Index Key	0000814848
Entity Investment Company Type	N-4
Document Period End Date	Aug. 02, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective June 1, 2024, the following information replaces the existing disclosure relating to current expenses in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY in your Policy prospectus for the respective portfolio:

Portfolio Companies [Table Text Block]

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. [1]	Fidelity® VIP Index 500 Portfolio, Service Class 2 [3]	0.34%	25.88%	15.27%	11.64%
	Fidelity Management & Research Company LLC /
	Geode Capital Management, LLC.

1	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
No changes to footnotes.

Fidelity V I P Index 500 Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. [1]	[1]
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio, Service Class 2 [3]	[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	25.88%
Average Annual Total Returns, 5 Years [Percent]	15.27%
Average Annual Total Returns, 10 Years [Percent]	11.64%

[1]	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
[2]	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.